DEPOSITS	12 Months Ended
Sep. 30, 2013
DEPOSITS
DEPOSITS

7.  DEPOSITS

Deposits at September 30, 2013 and 2012 are summarized as follows:

	September 30, 2013		September 30, 2012
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate

Demand deposits:
Non-interest-bearing checking	$168,031,839	—	$173,374,357	—
Interest-bearing checking	237,362,430	0.10%	276,541,695	0.14%
Savings accounts	39,845,424	0.13%	37,257,869	0.14%
Money market	206,926,830	0.26%	149,193,821	0.26%
Total demand deposits	652,166,523	0.13%	636,367,742	0.13%

Certificates of deposit:
Traditional	313,216,661	0.84%	365,847,877	1.17%
CDARS	45,428,415	0.28%	79,482,699	0.34%
Total certificates of deposit	358,645,076	0.77%	445,330,576	1.02%

Total deposits	$1,010,811,599	0.35%	$1,081,698,318	0.50%

The aggregate amounts of certificates of deposit with a minimum principal amount of $100,000 were $184.7 million and $246.5 million at September 30, 2013 and 2012, respectively. CDARS certificates of deposit represent deposits offered directly by the Bank primarily to its in-market customers through the Promontory Interfinancial Network Certificate of Deposit Account Registry Service (“CDARS”).  The CDARS program enables the Company’s customers to receive FDIC insurance on their account balances up to $50 million.  There were no certificates of deposits obtained through national brokers at September 30, 2013 or 2012.

At September 30, 2013, the scheduled maturities of certificates of deposit were as follows:

Maturing within:
Three months ending:
December 31, 2013	$78,663,900
March 31, 2014	74,277,255
June 30, 2014	59,659,114
September 30, 2014	40,360,758
Year ending September 30:
2015	84,319,971
2016	16,327,061
2017	2,805,819
2018	2,231,198
Total	$358,645,076

A summary of interest expense on deposits for the years ended September 30, 2013, 2012 and 2011 is as follows:

	2013	2012	2011

Interest-bearing checking	$476,217	$1,179,971	$2,563,968
Savings	69,725	81,415	58,269
Money market	516,768	821,901	1,295,459
Certificates of deposit	3,902,473	5,109,586	7,409,683

Total	$4,965,183	$7,192,873	$11,327,379